FAIR VALUE MEASUREMENTS - Assets and liabilities measured (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available-for-sale debt investments	¥ 44,491		¥ 45,773
Derivative financial instrument	11,185	$ 1,599	6,768
Fair value, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Wealth management products	379,198
Available-for-sale debt investments	44,491		45,773
Derivative financial instrument			6,768
Foreign currency exchange option	11,185
Assets	434,874		52,541
Liabilities	2,178,982		1,897,738
2027 Convertible Notes | Fair value, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities	2,178,928		1,897,738
Significant other observable inputs (Level 2) | Fair value, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Wealth management products	379,198
Derivative financial instrument			6,768
Foreign currency exchange option	11,185
Assets	390,383		6,768
Unobservable inputs (Level 3) | Fair value, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available-for-sale debt investments	44,491		45,773
Assets	44,491		45,773
Liabilities	2,178,928		1,897,738
Unobservable inputs (Level 3) | 2027 Convertible Notes | Fair value, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities	¥ 2,178,928		¥ 1,897,738